UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Shapiro Capital Management LLC
           ----------------------------------
Address:   3060 Peachtree Road, NW Suite 1555
           ----------------------------------
           Atlanta GA  30066
           ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
          ----------------
Title:    PRINCIPAL
          ----------------
Phone:    404-842-9600
          ----------------

Signature, Place, and Date of Signing:

    [Signature]                     [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 3/31/2008

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47


Form 13F Information Table Value Total      $2,282,228,307 (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____47_____________________           __________________________

         [Repeat as necessary.]

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

                                           FORM 13F INFORMATION TABLE

                                                    FORM 13F

                                                                                           -----------------------------------------
                                                                                                        (SEC USE ONLY)
Page 1 of 2                                          Name of Reporting Manager :           Shapiro Capital Management Company, Inc.
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   Item 1:              Item 2:     Item 3:       Item 4:        Item 5:          Item 6            Item 7            Item 8
                                                                             Investment Discretion         Voting Authority (shares)
                                                                            -----------------------        ------------------------

                                                     Fair         Shares of           (b)       (c)    Manager's
                            Title of  CUSIP          Market       Principal   (a)    Shared    Shared    See    (a)     (b)     (c)
Name of Issuer                Class   Number         Value         Amount     Sole  As defined  Other  Instr V  Sole  Shared    None
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
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Zebra Technologies Co       Cl A
  Class A                   Common    989207105    $135,735,551    4,073,696    x                              3,277,457     796,239
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Zale Corporation            Common    988858106    $131,756,993    6,667,864    x                              5,350,164   1,317,700
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Nalco Holding Co            Common    62985Q101    $131,175,642    6,202,158    x                              4,959,045   1,243,113
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Live Nation                 Common    538034109    $129,943,171   10,712,545    x                              8,459,073   2,253,472
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LifePoint Hosps Inc         Common    53219L109    $127,469,096    4,640,302    x                              3,744,625     895,677
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Avis Budget Group Inc       Common    053774105    $124,533,062   11,726,277    x                              9,466,777   2,259,500
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Aaron Rents Inc             Common    002535201    $121,764,478    5,652,947    x                              4,486,389   1,166,558
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Cooper Companies,
  Inc. (The)                Common    216648402    $116,834,108    3,393,381    x                              2,666,668     726,713
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PetSmart Inc.               Common    716768106    $115,920,350    5,671,250    x                              4,502,650   1,168,600
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Checkpoint Systems Inc      Common    162825103    $113,422,321    4,224,295    x                              3,489,935     734,360
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Cabot Microelectronics
  Com                       Common    12709p103    $106,737,068    3,319,971    x                              2,747,527     572,444
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                            Cl A
Cox Radio Inc Cl A          Common    224051102     $86,571,948    7,287,201    x                              6,311,585     975,616
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Portland General
  Electric Co.               Common    736508847     $75,186,165    3,334,198    x                              2,823,298    510,900
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Armstrong World Industries  Common    04247x102     $61,736,304    1,731,248    x                              1,454,648     276,600
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Tyco International Ltd      Common    g9143x208     $51,121,611    1,160,536    x                                828,740     331,796
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Covidien                    Common    g2552x108     $50,536,598    1,142,070    x                                842,890     299,180
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Valspar Corp                Common    920355104     $50,000,768    2,520,200    x                              2,149,400     370,800
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Salix Pharmaceuticals Ltd   Common    795435106     $47,402,910    7,548,234    x                              6,235,234   1,313,000
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Sally Beauty Holdings, Inc. Common    79546E104     $46,927,204    6,801,044    x                              5,832,103     968,941
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Tyco Electronics LTD        Common    g9144p105     $43,634,276    1,271,395    x                                902,715     368,680
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Odyssey Healthcare Inc      Common    67611V101     $43,612,425    4,845,825    x                              4,217,800     628,025
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                            Cl A
Time Warner Cable-A         Common    88732J108     $40,024,105    1,602,246    x                              1,052,946     549,300
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Western Union Co            Common    959802109     $37,871,916    1,780,532    x                              1,336,100     444,432
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Constellation Brands        Cl A
  Inc. - A                  Common    21036p108     $37,180,684    2,104,170    x                              1,624,295     479,875
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         SubTotal Page 1                         $2,027,098,750  109,413,585                                  88,762,064  20,651,521

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Wright Express Corp.        Common    98233q105     $35,897,557    1,168,160    x                                973,660     194,500
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Accuray Inc.                Common    004397105     $27,179,581    3,480,100    x                              2,689,200     790,900
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Ishares Russell 2000           ETF    464287655     $25,109,550      367,690    x                                359,990       7,700
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Haynes International Inc.   Common    420877201     $24,325,560      443,250    x                                336,450     106,800
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Anheuser Busch Cos Inc      Common    035229103     $23,825,008      502,108    x                                230,293     271,815
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Time Warner Inc.            Common    887317105     $17,585,869    1,254,342    x                                951,159     303,183
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Equifax Inc                 Common    294429105     $17,498,600      507,500    x                                354,900     152,600
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General Electric Com        Common    369604103     $16,545,717      447,061    x                                162,466     284,595
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MoneyGram Intl Inc          Common    60935Y109     $14,690,496    7,898,116    x                              6,409,292   1,488,824
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Ishares Trust
  Russell 2000 Value
  Index Fun                 ETF       464287630     $12,810,608      195,373    x                                189,273       6,100
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American Express Co         Common    025816109      $9,962,695      227,875    x                                 80,200     147,675
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California Pizza
  Kitchen Inc               Common    13054d109      $6,956,166      530,600    x                                397,100     133,500
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Cal Dive International Inc. Common    12802t101      $6,295,470      606,500    x                                457,600     148,900
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                            Cl A
Tronox Inc. - Class A       Common    897051108      $6,248,340    1,566,000    x                              1,403,300     162,700
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                            Cl B
Tronox Inc. - Class B       Common    897051207      $2,869,230      735,700    x                                635,700     100,000
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                            Cl A
Scripps E W Co Cl A New     Common    811054204      $2,197,123       52,300    x                                 50,400       1,900
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Spdr Trust Series 1         ETF       78462F103      $1,576,646       11,947    x                                  8,772       3,175
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Compass Minerals
  International, Inc.       Common    20451N101      $1,185,498       20,100    x                                 15,600       4,500
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AmSurg Corporation          Common    03232p405        $525,696       22,200    x                                 13,600       8,600
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Cincinnati Bell 6.75%
  Series B                Preferred  171871403        $462,160       10,900    x                                  8,400       2,500
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Crane Co.                   Common    224399105        $334,905        8,300    x                                      0       8,300
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Abbott Labs                 Common    002824100        $286,780        5,200    x                                  5,200           0
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PNM Resources Inc.          Common    69349h107        $286,187       22,950    x                                 19,050       3,900
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Schwab Value Advantage
  Fund                                808515605        $243,458      243,458    x                                243,458           0
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OGE Energy Corp             Common    670837103        $230,658        7,400    x                                  7,300         100
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         SubTotal Page 2                           $255,129,557   20,335,130                                  16,002,363   4,332,767
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           Grand Total                           $2,282,228,307  129,748,715                                $104,764,427  24,984,288
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              Page 1           24
              Page 2           23
              total            47
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